UNAUDITED PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 42,775	$ 612,308	$ 724,311	$ 48,105	$ 20,387	$ 16,176
Cost of Sales	(48,215)	(287,773)	(394,987)	(74,418)	(245,500)	(109,706)
Gross Margin	(5,440)	324,535	329,324	(26,313)	(225,113)	(93,530)
Operating Expenses	302,712	711,198	2,267,280	1,177,527	4,261,946	3,003,168
Loss from Operations	(308,152)	(386,663)	(1,937,956)	(1,203,840)	(4,487,059)	(3,096,698)
Interest Expense	89,763	(21,854)	(1,935,491)	(420,524)	(665,195)	(684,833)
Net Loss	$ (218,389)	$ (373,350)	$ (3,822,129)	$ (1,624,364)	$ (5,135,731)	$ (3,823,913)
Net loss per share	$ (0.01)	$ (0.01)	$ (0.07)	$ (0.04)	$ (0.12)	$ (0.11)
Splash [Member]
Revenues			$ 724,311		$ 20,387
Cost of Sales			(394,987)		(245,500)
Gross Margin			329,324		(225,113)
Operating Expenses			2,267,280		4,261,946
Loss from Operations			(1,937,956)		(4,487,059)
Interest Expense			(1,935,491)		(665,195)
Other Income (Expense)			51,318		16,523
Net Loss			(3,822,129)		(5,135,731)
Canfield [Member]
Revenues			175,273		1,017,833	$ 1,309,178
Cost of Sales			(105,964)		(508,874)	(605,273)
Gross Margin			69,309		508,959	703,905
Operating Expenses			178,811		979,355	637,230
Loss from Operations			(109,502)		(470,396)	66,675
Interest Expense			(2,513)		(8,376)	(5,715)
Other Income (Expense)			454		1,538
Net Loss			(111,561)		(477,234)	$ 68,206
Pro Forma Adjustments [Member]
Revenues			0		0
Cost of Sales			0		0
Gross Margin			0		0
Operating Expenses			0		0
Loss from Operations			0		0
Interest Expense			145,579		584,830
Net Loss			145,579		584,830
Pro Forma Condensed Consolidated [Member]
Revenues			899,584		1,038,220
Cost of Sales			(500,951)		(754,374)
Gross Margin			398,633		283,846
Operating Expenses			2,446,091		5,241,301
Loss from Operations			(2,047,458)		(4,957,455)
Interest Expense			(1,792,425)		(88,741)
Other Income (Expense)			51,772		18,061
Net Loss			$ (3,788,111)		$ (5,028,135)
Net loss per share			$ (0.08)		$ (0.12)
Pro forma weighted average shares outstanding			50,428,177		42,154,947